Contingent Liabilities and Financial Commitments - Summary of Individual Cases (Parenthetical) (Details) £ in Millions, $ in Millions	1 Months Ended			12 Months Ended		24 Months Ended		132 Months Ended
	Dec. 31, 2019 Case	Oct. 31, 1997 GBP (£) Instalment	Oct. 31, 1997 USD ($) Instalment	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£) Case	Dec. 31, 2019 USD ($) Case	Dec. 31, 2017 Case
Disclosure Of Commitments And Contingencies [Line Items]
Total number of trials								0
Individual Smoking and Health Cases
Disclosure Of Commitments And Contingencies [Line Items]
Net amount against verdicts				£ 145	$ 192
Broin v Philip Morris, Inc | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount		£ 226	$ 300
Number of annual installment for payment | Instalment		3	3
Litigation settlement, annual installment amount		£ 75	$ 100
Amount of plaintiff's counsel fees payable		37	49
Broin v Philip Morris, Inc | R.J. Reynolds Tobacco Company | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency, right to re-file plaintiffs, period		65	86
Broin v Philip Morris, Inc | Brown and Williamson Holdings Inc | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency, right to re-file plaintiffs, period		43	57
Broin v Philip Morris, Inc | Lorillard Tobacco | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency, right to re-file plaintiffs, period		£ 23	$ 31
Filter Cases
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount						£ 23	$ 31
Number of cases for which damages paid to plaintiffs						138	138
Filter Cases | Lorillard Tobacco
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases	51